LEASE LIABILITY (Details Narrative)			12 Months Ended
	Jul. 09, 2022 CAD ($)	Jul. 09, 2022 BWP (P)	Dec. 31, 2022 CAD ($)	Aug. 01, 2024 CAD ($)	Aug. 01, 2024 BWP (P)	Jul. 01, 2023 CAD ($)	Jul. 01, 2023 BWP (P)	Aug. 17, 2022 CAD ($)	Aug. 17, 2022 BWP (P)	Jul. 09, 2022 BWP (P)
IfrsStatementLineItems [Line Items]
Payment of lease liabilities			$ 550,295
Tuli tourism pty ltd [member]
IfrsStatementLineItems [Line Items]
Payment of lease liabilities	$ 3,213,404	P 30,720,000.00
Deposits paid								$ 482,011	P 4,608,000
Interest payable current	13,657									P 130,560
Interest payable noncurrent	$ 6,828									P 65,280
Tuli tourism pty ltd [member] | Non-adjusting Events After Reporting Period [member]
IfrsStatementLineItems [Line Items]
Term deposits payable				$ 1,365,697	P 13,056,000.00	$ 1,365,697	P 13,056,000.00